Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenue (Note 2)	$ 918,554	$ 193,339
Operating expenses:
Cost of revenue	619,249	109,395
Research and development	2,506,507	2,531,624
General and administrative	2,356,106	3,062,005
Total operating expenses	5,481,862	5,703,024
Loss from operations	(4,563,308)	(5,509,685)
Other income:
Sub-lease rental income and other income		128,913
Interest income	1,013	1,190
Total other income, net	1,013	130,103
Loss before income tax expense	(4,562,295)	(5,379,582)
Income tax expense
Net loss	$ (4,562,295)	$ (5,379,582)
Loss per share - basic (in Dollars per share)	$ (0.37)	$ (0.47)
Loss per share - diluted (in Dollars per share)	$ (0.37)	$ (0.47)
Weighted average common shares outstanding - basic (in Shares)	12,298,355	11,379,480
Weighted average common shares outstanding - diluted (in Shares)	12,298,355	11,379,480